REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Common equity tier 1 capital to risk weighted assets [Abstract]
Actual, amount	$ 51,003	$ 37,321
Actual, ratio	12.36%	10.10%
Minimum required for capital adequacy purposes, amount	$ 18,563	$ 16,627
Minimum required for capital adequacy purposes, ratio	4.50%	4.50%
Required in order to be well-capitalized, amount	$ 26,813	$ 24,017
Required in order to be well-capitalized, ratio	6.50%	6.50%
Total capital to risk weighted assets [Abstract]
Actual, amount	$ 55,006	$ 40,948
Actual, ratio	13.34%	11.08%
Minimum required for capital adequacy purposes, amount	$ 33,000	$ 29,560
Minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Required in order to be well-capitalized, amount	$ 41,250	$ 39,950
Required in order to be well-capitalized, ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets [Abstract]
Actual, amount	$ 51,003	$ 37,321
Actual, ratio	12.36%	10.10%
Minimum required for capital adequacy purposes, amount	$ 24,750	$ 22,170
Minimum required for capital adequacy purposes, ratio	6.00%	6.00%
Required in order to be well-capitalized, amount	$ 33,000	$ 29,560
Required in order to be well-capitalized, ratio	8.00%	8.00%
Tier 1 capital to average assets [Abstract]
Actual, amount	$ 51,003	$ 37,321
Actual, ratio	10.85%	9.22%
Minimum required for capital adequacy purposes, amount	$ 18,781	$ 16,196
Minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Required in order to be well-capitalized, amount	$ 23,476	$ 20,245
Required in order to be well-capitalized, ratio	5.00%	5.00%